Financial Assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure of redesignated financial assets and liabilities [text block] [Abstract]
Trade receivables	$ 834
Receivables outstanding, percentage	4.70%